Aircraft sublease receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Aircraft sublease receivables
9. Aircraft sublease receivables
The Company subleased fifteen aircraft to TAP and the amounts receivable are due as follows:

	December 31,
	2019	2018 (Restated)
2019	—	102,660
2020	98,152	102,660
2021	86,657	91,908
2022	47,136	48,897
2023	44,154	42,446
After 2023	64,742	62,237

Lease receivables (gross)	340,841	450,808
Finance revenue (accrued)	(61,337)	(89,070)

Lease receivables (net)	279,504	361,738

Current	75,052	73,671

Non-current	204,452	288,067

As December 31, 2019 and 2018, there were no overdue amounts related to aircraft subleases receivables.